Leases (Details) - Schedule of Supplemental Cash Flow and Other Information Related to Leases $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Supplemental Cash Flow and Other Information Related to Leases [Abstract]
Cash flows from leases	$ 180
ROU assets obtained in exchange for lease liabilities:	$ 344
Weighted average remaining lease term (in months):	12 months
Weighted average discount rate:	4.75%